Supplement to the
Fidelity® Magellan® Fund
May 28, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jeffrey Feingold (portfolio manager) has managed the fund since September 2011.

The following information replaces similar information found in the "Fund Management" section on page 21.

Jeffrey Feingold is portfolio manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

MAG-11-01 September 16, 2011
1.480658.118

Supplement to the
Fidelity® Magellan® Fund
Class K
May 28, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Jeffrey Feingold (portfolio manager) has managed the fund since September 2011.

The following information replaces similar information found in the "Fund Management" section on page 17.

Jeffrey Feingold is portfolio manager of the fund, which he has managed since September 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

MAG-K-11-01 September 16, 2011
1.900388.102